                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-4656

Exact name of registrant as specified in charter:
Lincoln National Convertible Securities Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: 12/31

Date of reporting period: 6/30/03

Item 1.  Reports to Stockholders

               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                      Supplement to 2003 Semiannual Report



The following supplements the information under "Important Fund Information" on page 8 of the 2003 Semiannual Report:


         Appointment of New Independent Auditors

                  The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the current fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for the last two fiscal years contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles. In addition, during the last two fiscal years and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.




The date of this supplement is August 18, 2003.

                                     Delaware
                                     Investments(SM)
                                     --------------------------------------
                                     A member of Lincoln Financial Group(R)

CLOSED-END

Semiannual Report 2003
--------------------------------------------------------------------------------
                    LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

[LOGO]
POWERED BY RESEARCH(SM).

Table
   OF CONTENTS

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      1

   Statement of Operations                                      3

   Statements of Changes in Net Assets                          4

   Financial Highlights                                         5

   Notes to Financial Statements                                6

   Important Fund Information                                   8
--------------------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                     Lincoln National Convertible Securities Fund, Inc.
   OF NET ASSETS              June 30, 2003 (Unaudited)


                                                      Principal         Market
                                                        Amount          Value
Convertible Bonds - 63.25%
Aerospace & Defense - 1.86%
  *EDO 144A 5.25% 4/15/07                            $ 1,500,000     $ 1,515,000
                                                                     -----------
                                                                       1,515,000
                                                                     -----------
Automobiles & Automotive Parts - 1.76%
   Navistar Financial 4.75% 4/1/09                       500,000         474,375
   Sonic Automotive 5.25% 5/7/09                       1,000,000         960,000
                                                                     -----------
                                                                       1,434,375
                                                                     -----------
Banking, Finance & Insurance - 3.57%
   PMI Group 2.50% 7/15/21                             1,250,000       1,281,250
  +XL Capital 2.527% 5/23/21                             800,000         510,000
 *+XL Capital 144A 2.585% 5/23/21                      1,750,000       1,115,625
                                                                     -----------
                                                                       2,906,875
                                                                     -----------
Cable, Media & Publishing - 7.06%
   EchoStar Communications
         4.875% 1/1/07                                   500,000         498,750
         5.75% 5/15/08                                   500,000         531,875
  *EchoStar Communications 144A
         5.75% 5/15/08                                   500,000         531,875
   Liberty Media (Convertible to Motorolla)
         3.50% 1/15/31                                 1,000,000         757,500
   Liberty Media (Convertible to Viacom)
         3.25% 3/15/31                                 1,000,000       1,045,000
   Mediacom Communications
         5.25% 7/1/06                                  2,500,000       2,375,000
                                                                     -----------
                                                                       5,740,000
                                                                     -----------
Computers & Technology - 3.29%
   CNET Networks 5.00% 3/1/06                          1,700,000       1,612,875
  *Documentum 144A 4.50% 4/1/07                        1,000,000       1,066,250
                                                                     -----------
                                                                       2,679,125
                                                                     -----------
Electronics & Electrical Equipment - 5.84%
   Agere Systems 6.50% 12/15/09                          500,000         575,000
   Amkor Technology 5.75% 6/1/06                       1,500,000       1,376,250
  *Amkor Technology 144A 5.75% 6/1/06                  1,000,000         917,500
   Benchmark Electronics 6.00% 8/15/06                 1,850,000       1,887,000
                                                                     -----------
                                                                       4,755,750
                                                                     -----------
Food, Beverage & Tobacco - 6.43%
  +Brinker International 2.273% 10/10/21               2,000,000       1,427,500
  *Bunge Limited 144A 3.75% 11/15/22                   1,500,000       1,696,875
 *+General Mills 144A 1.804% 10/28/22                  2,950,000       2,105,563
                                                                     -----------
                                                                       5,229,938
                                                                     -----------
Healthcare & Pharmaceuticals - 14.97%
   Alkermes 6.52% 12/31/09                               750,000       1,113,750
  *AmerisourceBergen 5.00% 12/1/07                       900,000       1,293,750
  *Cephalon 144A 2.50% 12/15/06                        1,000,000         926,250
   CV Therapeutics 4.75% 3/7/07                        1,000,000         950,000
  *CV Therapeutics 144A 4.75% 3/7/07                   2,000,000       1,899,999
  +Laboratory Corporation of America
         1.591% 9/11/21                                1,000,000         707,500
 *+Laboratory Corporation of America 144A
         2.00% 9/11/21                                 1,550,000       1,096,625
   Medarex 4.50% 7/1/06                                1,000,000         842,500
   Medtronic 1.25% 9/15/21                             1,500,000       1,563,750
  *OSI Pharmaceuticals 144A 4.00% 2/1/09                 500,000         507,500
   Province Healthcare 4.25% 10/10/08                  1,400,000       1,279,250
                                                                     -----------
                                                                      12,180,874
                                                                     -----------

                                                      Principal         Market
                                                        Amount          Value
Convertible Bonds (continued)
Leisure, Lodging & Entertainment - 1.68%
  *Regal Entertainment 144A ~3.75% 5/15/08           $ 1,270,000     $ 1,370,013
                                                                     -----------
                                                                       1,370,013
                                                                     -----------
Retail - 10.56%
   Barnes & Noble 5.25% 3/15/09                          400,000         402,500
  *Barnes & Noble 144A 5.25% 3/15/09                   1,500,000       1,509,375
  +Lowe's 1.892% 2/16/21                               2,250,000       1,687,500
   School Specialty 6.00% 8/1/08                         400,000         472,000
  *School Specialty 144A 6.00% 8/1/08                  1,500,000       1,769,999
  +TJX 1.749% 2/13/21                                  2,000,000       1,557,500
  *Tyco International 144A 2.75% 1/15/18               1,100,000       1,190,750
                                                                     -----------
                                                                       8,589,624
                                                                     -----------
Telecommunications - 1.28%
   Nortel Networks 4.25% 9/1/08                          700,000         593,250
 *+Verizon Global 144A 3.07% 5/15/21                     750,000         450,000
                                                                     -----------
                                                                       1,043,250
                                                                     -----------
Utilities - 4.95%
  *Centerpoint Energy 144A 3.75% 5/15/23               1,930,000       2,007,200
   Duke Energy 1.75% 5/15/23                           1,930,000       2,024,088
                                                                     -----------
                                                                       4,031,288
                                                                     -----------
Total Convertible Bonds (cost $47,518,306)                            51,476,112
                                                                     -----------

                                                         Number of
                                                          Shares
Convertible Preferred Stock - 29.65%
Aerospace & Defense - 1.56%
   Northrop Grumman 7.25%                                 12,500       1,271,875
                                                                       ---------
                                                                       1,271,875
                                                                       ---------

Automobiles & Automotive Parts - 3.11%
   Ford Capital Trust II 6.50%                            20,000         869,000
   Tower Automotive Capital Trust 6.75%                   60,650       1,387,369
  *Tower Automotive Capital Trust 144A 6.75%              12,125         277,359
                                                                       ---------
                                                                       2,533,728
                                                                       ---------
Banking, Finance & Insurance - 10.44%
   Chubb 7.00%                                           119,700       3,088,435
   Citigroup 2.00%                                        30,000       1,020,000
   Saint Paul 9.00%                                       10,000         701,000
   Travelers Property Casualty 4.50%                      55,000       1,320,000
  *Washington Mutual 144A 5.375%                          40,000       2,370,000
                                                                       ---------
                                                                       8,499,435
                                                                       ---------
Cable, Media & Publishing - 1.15%
   Equity Securities Trust 6.50%                          40,000         934,000
                                                                       ---------
                                                                         934,000
                                                                       ---------
Consumer Products - 0.88%
   Newell Financial Trust I 5.25%                         15,000         714,375
                                                                       ---------
                                                                         714,375
                                                                       ---------
Energy - 6.45%
   Centerpoint Energy 2.00%                               26,000         832,520
   Chesapeake Energy 6.75%                                10,000         757,500
  *Chesapeake Energy 144A 6.00%                           10,000         626,250
   El Paso Energy Capital Trust I 4.75%                   34,600         999,940
   Unocal Capital Trust 6.25%                             19,800         950,400
  *Williams 144A 5.50%                                    20,000       1,085,000
                                                                       ---------
                                                                       5,251,610
                                                                       ---------

Statement                     Lincoln National Convertible Securities Fund, Inc.
   OF NET ASSETS (CONTINUED)

                                                           Number of     Market
                                                             Shares      Value

Convertible Preferred Stock (continued)
Environmental Services - 0.94%
   Allied Waste Industries 6.25%                             13,100   $  768,970
                                                                      ----------
                                                                         768,970
                                                                      ----------
Healthcare & Pharmaceuticals - 0.49%
   Hybridon 6.50%                                            20,814      395,466
                                                                      ----------
                                                                         395,466
                                                                      ----------
Paper & Forest Products - 2.93%
   International Paper Capital 5.25%                         15,000      738,750
   Temple-Inland 7.50%                                       37,000    1,644,650
                                                                      ----------
                                                                       2,383,400
                                                                      ----------
Transportation - 1.70%
   Union Pacific Capital Trust 6.25%                         27,423    1,381,434
                                                                      ----------
                                                                       1,381,434
                                                                      ----------
Total Convertible Preferred Stock
   (cost $26,341,051)                                                 24,134,293
                                                                      ----------
Common Stock- 3.66%
Banking & Finance - 2.05%
   Sovereign Bancorp                                        106,710    1,670,012
                                                                      ----------
                                                                       1,670,012
                                                                      ----------
Computers & Technology - 1.12%
 ++Easylink                                               1,300,000      910,000
                                                                      ----------
                                                                         910,000
                                                                      ----------
Telecommunications - 0.49%
   Verizon Communications                                    10,000      394,500
                                                                      ----------
                                                                         394,500
                                                                      ----------
Total Common Stock
   (cost $1,977,793)                                                   2,974,512
                                                                      ----------

                                                          Principal
                                                           Amount
Commercial Paper - 7.00%
   Eiffel Funding 1.32% 7/1/03                           $2,400,000    2,400,000
   UBS Finance 1.31% 7/1/03                               3,300,000    3,300,000
                                                                      ----------
Total Commercial Paper (cost $5,700,000)                               5,700,000
                                                                      ----------

Total Market Value of Securities - 103.56%
   (cost $81,537,150)                                               $84,284,917
Liabilities Net of Receivables and
   Other Assets - (3.56%)                                            (2,894,527)
                                                                    -----------
Net Assets Applicable to 5,826,725 Shares
   ($0.001 Par Value) Outstanding; Equivalent
   to $13.97 per share - 100.00%                                    $81,390,390
                                                                    -----------
Common stock, $0.001 par value, 20,000,000 shares
   authorized to the Fund and 5,826,725 shares
   issued and outstanding                                                 5,827
Proceeds in excess of par value of shares issued                    115,326,124
Distributions in excess of net investment income                     (1,814,514)
Accumulated net realized loss on investments                        (34,874,814)
Net unrealized appreciation of investments                            2,747,767
                                                                    -----------
Total net assets                                                    $81,390,390
                                                                    ===========

 *Security exempt from registration under Rule 144A of the Securities Act of 1933.

 +Zero coupon bond. The interest rate shown is the yield at the time of purchase.

++Non-income producing security for the period ended June 30, 2003.

The accompanying notes are an integral part of the financial statements.

Statement                     Lincoln National Convertible Securities Fund, Inc.
   OF OPERATIONS              June 30, 2003 (Unaudited)


Investment Income:
   Interest                                           $ 1,129,848
   Dividends                                              659,391    $1,789,239
                                                      -----------    ----------

Expenses:
   Management fees                                        355,679
   Legal fees                                             252,750
   Reports to shareholders                                 53,809
   Directors' fees                                         34,500
   Audit fees                                              16,575
   Stock transfer and dividend disbursing fees             15,000
   NYSE fees                                               12,500
   Custodian fees                                           2,437
   Other                                                    4,999       748,249
                                                      -----------
   Less expenses absorbed or waived                                     (56,971)
   Less expenses paid indirectly                                           (887)
                                                                     ----------
   Total expenses                                                       690,391
                                                                     ----------
Net investment income                                                 1,098,848
                                                                     ----------

Net Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized loss on investments                                  (9,165,189)
   Net change in unrealized appreciation/depreciation
     of investments                                                  17,741,849
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       8,576,660
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $9,675,508
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Statements                    Lincoln National Convertible Securities Fund, Inc.
   OF CHANGES IN NET ASSETS

                                                       Six Months       Year
                                                         Ended          Ended
                                                        6/30/03       12/31/02
                                                      (Unaudited)

Increase (Decrease) in Net Assets from Operations:
   Net investment income                              $ 1,098,848   $ 3,253,756
   Net realized loss on investments                    (9,165,189)  (19,454,474)
   Net change in unrealized appreciation/
     depreciation of investments                       17,741,849    (2,925,482)
                                                      -----------   -----------
   Net increase (decrease) in net assets resulting
     from operations                                    9,675,508   (19,126,200)
                                                      -----------   -----------

Changes from Capital Share Transactions:
   Retirement of shares repurchased through
     Buy-Back program-- Note E                                 --      (617,056)
                                                      -----------   -----------
   Net decrease from capital share transactions                --      (617,056)
                                                      -----------   -----------

Dividends and Distributions to Shareholders:
   From net investment income                          (1,456,681)   (3,305,081)
   In excess of net investment income*                         --    (1,456,681)
   From tax return of capital                                  --      (661,892)
                                                      -----------   -----------
                                                       (1,456,681)   (5,423,654)
                                                      -----------   -----------
Total Increase (Decrease) in Net Assets                 8,218,827   (25,166,910)
                                                      -----------   -----------

Net Assets:
   Beginning of period                                 73,171,563    98,338,473
                                                      -----------   -----------
   End of period                                      $81,390,390   $73,171,563
                                                      ===========   ===========

*Dividends that were declared in 2002 and payable in 2003.


The accompanying notes are an integral part of the financial statements

Financial
   HIGHLIGHTS

Selected data for each share of common stock outstanding throughout each period were as follows:

                                                                     Lincoln National Convertible Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                                Year Ended
                                                         6/30/03(2)    12/31/02     12/31/01     12/31/00     12/31/99      12/31/98
                                                        (Unaudited)
Net asset value, beginning of period                       $12.56       $16.76       $17.19       $21.59       $16.36        $18.24

Income from investment operations:
Net investment income1                                       0.19         0.56         0.83         0.91         0.84          0.97
Anti-dilutive impact due to capital shares repurchased         --         0.01         0.11         0.12           --            --
Net realized and unrealized gain (loss) (net of taxes)       1.47        (3.84)       (0.61)       (4.55)        5.25         (1.89)
                                                           ------       ------       ------       ------       ------        ------
Total from investment operations                             1.66        (3.27)        0.33        (3.52)        6.09         (0.92)
                                                           ------       ------       ------       ------       ------        ------

Less dividends and distributions to shareholders:
From net investment income                                  (0.25)       (0.57)       (0.76)       (0.88)       (0.86)        (0.96)
In excess of net investment income(3)                          --        (0.25)          --           --           --            --
From tax return of capital                                     --        (0.11)          --           --           --            --
                                                           ------       ------       ------       ------       ------        ------
Total dividends and distributions                           (0.25)       (0.93)       (0.76)       (0.88)       (0.86)        (0.96)
                                                           ------       ------       ------       ------       ------        ------

Net asset value, end of period                             $13.97       $12.56       $16.76       $17.19       $21.59        $16.36
                                                           ======       ======       ======       ======       ======        ======

Per share market value, end of period                      $14.08       $12.09       $14.36       $14.75       $16.00        $14.00
Total investment return (based on market value)            18.70%       (9.35%)       2.57%       (2.62%)      21.57%       (16.43%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $81,390      $73,172      $98,338     $106,227     $137,580      $104,227
Ratio of expenses to average net assets                     1.80%        1.46%        1.54%        1.23%        1.05%         1.15%
Ratio of expenses to average net assets prior
   to expenses waived and expenses paid indirectly          1.95%        1.76%        1.74%        1.28%        1.06%         1.15%
Ratio of net investment income to average net assets        2.86%        3.89%        4.88%        4.10%        4.98%         5.52%
Ratio of net investment income to average net assets
   prior to expenses waived and expenses paid indirectly    2.71%        3.59%        4.68%        4.05%        4.97%         5.52%
Portfolio turnover                                         80.77%       76.88%      123.72%      120.68%      128.32%       151.68%

(1) Per share information was based on the average shares outstanding method.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Dividends that were declared in 2002 and payable in 2003.


The accompanying notes are an integral part of the financial statements.

Notes                         Lincoln National Convertible Securities Fund, Inc.
   TO FINANCIAL STATEMENTS    June 30, 2003 (Unaudited)


Lincoln National Convertible Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LNV.

Note A -- Summary of Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investments -- Investments in equity securities traded on a national exchange are valued at their last sale price at the close of that exchange; if on a particular day an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Equity securities traded in the over-the-counter market are valued at the last sale price at the close of the New York Stock Exchange. Securities traded on the NASDAQ Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ official closing price, which may not be the last sales price. If a non-exchange-listed security does not trade on a particular day, then the mean between the bid and asked prices will be used as long as it continues to reflect the value of the security. Debt securities are valued by using market quotations or a matrix method provided by a pricing service. If prices are not available from the pricing service then the securities will be valued at the mean between bid and offer prices. U.S. government and agency securities are valued at the mean between the bid and asked prices. Securities for which quotations are not available are priced at "fair value", as determined by the Fund's securities valuation committee according to the Fund's pricing procedures as approved by the Fund's Board of Directors. Money market instruments having less then 60 days to maturity are valued at amortized cost, which approximates market value.

The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of the Advisor or affiliated companies. Valuations are determined according to pricing procedures approved and reviewed by a majority of the Directors who are not interested persons.

Income Taxes -- It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund intends to continue to qualify for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Security transactions are recorded on the date the securities are purchased or sold (trade date). Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on all debt securities are amortized to interest income over the lives of the respective securities. Distributions to common shareholders are recorded on the ex-dividend date. The Fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003 were approximately $887. The expense paid under this agreement is included in its respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

Note B -- Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of U.S. government securities and short-term investments) amounted to $27,726,088 and $27,913,541, respectively, as of June 30, 2003.

Note C -- Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and year ended December 31, 2002 were as follows:

                                                 6/30/03*         12/31/02
Ordinary Income                                 $1,456,681       $3,305,081
In Excess of Net Investment Income                      --        1,456,681
Tax Return of Capital                                   --          661,892
                                                ----------       ----------
Total                                           $1,456,681       $5,423,654
                                                ==========       ==========

*Tax information for the six months ended June 30, 2003 is an estimate and a portion of ordinary income will be redesignated as return of capital at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $115,331,951
Distributions in excess of net investment income       (1,814,514)
Net realized capital loss on investments              (15,894,199)
Capital loss carryforward                             (18,892,104)
Unrealized appreciation on investments                  2,659,256
                                                     ------------
Net assets                                           $ 81,390,390
                                                     ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,044,778 expires in 2009, and $11,847,326 expires in 2010.

The cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $81,625,661. At June 30, 2003, the net unrealized appreciation was $2,659,256 of which $7,042,777 related to unrealized appreciation of investments and $4,383,521 related to unrealized depreciation of investments.

Note D -- Management Fees and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, a management fee of 0.21875% of net assets of the Fund as of the close of business on the last business day of the quarter (0.875% on an annual basis). Prior to March 31, 2003, DMC had elected to waive 0.30% of its management fee. At June 30, 2003, the Fund had a liability payable to DMC of $189,513.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund. Delaware Service Company, Inc., which is an affiliate of DMC, provides accounting services for the Fund.

Notes                        Lincoln National Convertible Securities Fund, Inc.
   TO FINANCIAL STATEMENTS (CONTINUED)

Note E -- Share Repurchase Program
On March 22, 2000, the Board of Directors authorized the repurchase by the Fund of up to 5% of the Fund's outstanding common stock, for the purposes of enhancing shareholder value. The Fund's Board has authorized management of the Fund to repurchase such shares in open market transactions at prevailing market prices from time to time and in a manner consistent with the Fund continuing to seek to achieve its investment objective. The Board's actions were taken in light of the significant discounts at which the Fund's shares were trading, in order to provide additional liquidity to shareholders and to enhance the net asset value of the shares. On February 2, 2001, the Board of Directors extended the share repurchase program by authorizing the repurchase of an additional 5% of the Fund's outstanding common stock upon completion of the initial buyback program.

                                               Weighted
 Period         Shares                          Average            Discount
 Ended        Repurchased       Cost           Discount             Range
 -----        -----------       ----           --------             -----
12/31/00       192,450       $3,353,064         19.32%          6.97% - 30.28%
12/31/01       311,700        4,800,263         11.85%          6.62% - 20.80%
12/31/02        41,350          617,056          8.45%          5.91% - 12.05%
 6/30/03            --               --            --                      --

Note F -- Contingencies
In May 2000, a suit was filed against the Lincoln National Convertible Securities Fund, Inc. (the "Fund") and its Directors in the United States District Court for the Eastern District of Pennsylvania (the "District Court"). Goldstein v. Lincoln National Convertible Securities Fund, Inc., Case No. 00-CV-2653. The plaintiff was a stockholder of the Fund who, in April 2000, expressed an intention (a) to nominate candidates for the two director positions that were to be filled at the Fund's 2000 annual meeting in May, (b) to move that the shareholders pass a certain resolution at the 2000 annual meeting in May and (c) to solicit proxies. The Fund informed him that it would not permit him to raise the matters he wished to raise at the 2000 annual meeting because he had failed to notify the Fund of his intentions prior to a January 2000 deadline that had been announced in the Fund's proxy statement for the prior year. In the action, the plaintiff claims that it was illegal for the Fund to enforce this deadline and that the defendants made false and misleading statements in the proxy materials that the Fund disseminated in connection with the 2000 annual meeting. The primary relief that the plaintiff sought was an order compelling the Fund to put up two classes of its staggered board for election at the 2001 annual meeting--the class that would ordinarily be put up for election at that meeting but also the class that was elected at the 2000 annual meeting. The Fund asserted counterclaims against the plaintiff, contending that arrangements he had with various beneficial holders of the Fund's shares gave rise to violations of the federal securities laws. On April 27, 2001, the District Court found in favor of the plaintiff. This ruling was based on the District Court's conclusion that the published deadline for submitting shareholder proposals was invalid and unenforceable because it was not also reflected in the Fund's bylaws. The District Court also ruled in favor of the plaintiff with respect to the Fund's counterclaim. The District Court issued an order setting aside the election of the Fund's Class 1 Directors at the 2000 annual meeting and ordered that a new election be conducted with respect to the Class 1 Director positions. The Board of Directors appealed the ruling of the District Court in this case. In March 2003, the Fund and its Directors reached a financial settlement with the plaintiff, the entire cost of which was borne by the Fund's investment advisor. The District Court's decision in favor of the plaintiff was subsequently vacated in April 2003.

In addition, in January 2001, an action was filed against the Fund and its Directors in the Circuit Court for Baltimore City in Baltimore, Maryland. Daniels v. Lincoln National Convertible Securities Fund, Inc. (Daniels I). This action purports to have been brought on behalf of a class consisting of all the Fund's shareholders. The allegations in this action are functionally identical to those in the action described above.

In September 2001, the plaintiff in Daniels I filed a separate class action complaint in the District Court for the Southern District of New York. In addition to the Fund and its Directors, the complaint in Daniels v. Lincoln National Convertible Securities Fund, Inc. (Daniels II) names Lincoln Investment Management (the Fund's investment advisor prior to January 1, 2001) and Delaware Management Company (the Fund's current investment advisor) as defendants. The complaint alleges that the defendants engaged in a joint transaction in contravention of Section 17(d) of the Investment Company Act of 1940. Specifically, the complaint alleges that the Directors and the Fund's investment advisor improperly used Fund assets to finance a proxy contest against Mr. Goldstein and related litigation. The plaintiff seeks unspecified damages and attorney's fees.

Note G -- Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

Important                     Lincoln National Convertible Securities Fund, Inc.
   FUND INFORMATION



Your Portfolio Manager
Damon J. Andres became the Fund's portfolio manager on April 1, 2003. Mr. Andres has been a portfolio manager with Delaware Management Company, the Fund's investment advisor, since 1994. Mr. Andres earned a BS in business administration with an emphasis in finance and accounting from the University of Richmond. Prior to joining Delaware Management Company, Mr. Andres performed investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres is a CFA charterholder.

--------------------------------------------------------------------------------
Shareholder Meeting Results
2003 Annual Shareholder Meeting

The Fund held its annual meeting of shareholders on June 12, 2003. At the annual meeting, the Fund's shareholders elected seven Directors. The result of the voting at the annual meeting was as follows:

--------------------------------------------------------------------------------
Nominee                                   Shares Voted For    Withheld Authority
--------------------------------------------------------------------------------
Thomas L. Bindley                             5,417,461             73,108
--------------------------------------------------------------------------------
Richard M. Burridge, Sr.                      5,409,566             81,003
--------------------------------------------------------------------------------
Adela Cepeda                                  5,415,617             74,953
--------------------------------------------------------------------------------
Roger J. Deshaies                             5,415,961             74,608
--------------------------------------------------------------------------------
David K. Downes                               5,409,354             81,215
--------------------------------------------------------------------------------
H. Thomas McMeekin                            5,410,557             80,012
--------------------------------------------------------------------------------
Daniel R. Toll                                5,411,035             79,534
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Lincoln National Convertible Securities Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its own common stock on the open market at market prices.

Corporate Information                        Automatic Dividend Reinvestment Plan        Shares will be held by the Plan agent.
                                             Any registered shareholder of Lincoln       You will receive a statement each time
Investment Advisor                           National Convertible Securities Fund,       shares are distributed by the Fund or
Delaware Management Company                  Inc. may participate in the Automatic       purchased for you.
2005 Market Street                           Dividend Reinvestment Plan (the "Plan").
Philadelphia, PA  19103-7094                 If you are a beneficial owner whose         There is no direct charge for Plan
                                             shares are registered in the name of        participation. The administrative costs
Administrator                                another (e.g., in a broker's "street        of the Plan are borne by the Fund.
Delaware Service Company, Inc.               name") and desire to participate in the
2005 Market Street                           Plan, you must become a registered          If your dividends and other
Philadelphia, PA 19103-7094                  holder by transferring the shares to        distributions are reinvested, they will
                                             your name.                                  be subject to capital gains and income
Independent Accountants                                                                  taxes as if they were paid to you in
PricewaterhouseCoopers LLP                   To participate in the Plan, you must        cash.
2001 Market Street                           complete and forward an authorization
Philadelphia, PA 19103-7042                  card to Mellon Investor Services LLC,       You may terminate your participation in
                                             the Plan agent. This card authorizes the    the Plan at any time by giving written
Dividend Disbursing Agent, Transfer          Plan agent to receive your dividends and    notice to the Plan agent.
Agent and Reinvestment Plan Agent            other distributions from the Fund in
Mellon Investor Services LLC                 additional shares of common stock. The      For additional information on the Plan,
Overpeck Centre                              additional shares will be issued by the     please write to:
85 Challenger Road                           Fund, if the net asset value per share      Mellon Investor Services LLC
Ridgefield Park, NJ 07666                    is equal to or lower than the market        Overpeck Centre
800 851-9677                                 price of the Fund's common stock plus       85 Challenger Road
                                             brokerage commissions. If the net asset     Ridgefield Park, NJ 07666
Stock Exchange                               value per share is higher than the          800 851-9677
The Fund's stock is traded on the New York   market price of the Fund's common stock
Stock Exchange (NYSE) under the symbol LNV.  plus brokerage commissions, the additional shares will be purchased in
For Securities Dealers and Financial         the open market and the cost of the
Institutions Representatives                 brokerage commissions will be charged to
800 362-7500                                 each participant on a pro-rata basis.
                                             The Plan also allows the Plan agent to
                                             accept optional cash contributions. Each
                                             optional cash contribution by a
                                             participant must be not less than $100
                                             and not more than $3,000 per dividend
                                             period and must be received by the Plan
                                             agent not less than five business days
                                             and no more than 30 days prior to the
                                             dividend payment date.

(8040)                                                        Printed in the USA
SA-LNCS [6/03] IVES 8/03                                                   J9331

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:    Patrick P. Coyne
       -----------------------------
Title: President
Date:    9/3/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:    Patrick P. Coyne
       -----------------------------
Title: President
Date:    9/3/03


MICHAEL P. BISHOF
By:    Michael P. Bishof
       --------------------
Title: Treasurer
Date:    9/3/03